Leases (Details) - Schedule of supplemental cash flow information related to leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 90,438	¥ 99,150
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	¥ 4,462	¥ 125,487